SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 14, 2017	Dec. 31, 2017	Dec. 31, 2016
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Taxes receivable		$ 4,522	$ (408)
Accounts payable and accrued liabilities		(89,358)	74,177
Increase (decrease) in non-cash working capital items		(84,836)	73,769
Long-term debt beginning period		501,160	309,847
Advance under credit facility		97,000	97,000
Net proceeds from convertible notes		95,795
Cash payments		(1,319)
Long-term debt ending period		293,029	501,160
Long-term debt
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Long-term debt beginning period		501,160	309,847
Advance under credit facility		97,000	97,000
Foreign exchange adjustments			4,020
Other non-cash movements		69,835	90,293
Long-term debt ending period		667,995	$ 501,160
Unsecured convertible senior subordinated notes due 2022
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Net proceeds from convertible notes	$ 95,795	95,795
Cash payments		(1,319)
Other non-cash movements		(17,894)
Long-term debt ending period		$ 76,582